Concentration of Risk (Details) - hotel	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2017
Concentration Risk [Line Items]
Number of hotel properties		24
Geographic Concentration Risk | Revenue
Concentration Risk [Line Items]
Concentration risk	11.00%
Number of hotel properties	9